Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2016	2015	2014
A	19%	24%	10%
B	15%
C	10%	20%
D	10%		18%
E		12%	12%
F		10%	15%